STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - Winvests Group Ltd [Member] - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2021	May 31, 2021
Preferred Stock [Member]
Statement [Line Items]
Members equity -beginning of year	$ 300,000	$ 855
Beginning balance, shares	300,000,000	855,000
Conversion of preferred stock to common stock	$ (72,161)
Conversion of preferred stock to common stock (in Shares)	(72,161,320)
Conversion of common stock to preferred stock		$ (855)
Conversion of common stock to preferred stock (in Shares)
Issuance of preferred stock in connection with the satisfaction of related party debt		$ 300,000
Issuance of preferred stock in connection with the satisfaction of related party debt (in Shares)		300,000,000
Net loss
Members deficit -end of year	$ 227,839	$ 300,000
Ending balance, shares	227,838,680	300,000,000
Common Stock [Member]
Statement [Line Items]
Members equity -beginning of year	$ 2,082	$ 2,079
Beginning balance, shares	2,081,719	2,078,299
Conversion of preferred stock to common stock	$ 14,432
Conversion of preferred stock to common stock (in Shares)	14,432,264
Conversion of common stock to preferred stock		$ 3
Conversion of common stock to preferred stock (in Shares)
Net loss
Members deficit -end of year	$ 16,514	$ 2,082
Ending balance, shares	16,513,983	2,081,719
Additional Paid-in Capital [Member]
Statement [Line Items]
Members equity -beginning of year	$ 101,077,040	$ 98,848,084
Conversion of preferred stock to common stock	57,729
Conversion of common stock to preferred stock		852
Conversion of common stock to preferred stock (in Shares)
Issuance of preferred stock in connection with the satisfaction of related party debt		(290,000)
Stock-based compensation		2,469,659
Forgiveness of related party debt in connection with the change of control		48,445
Net loss
Members deficit -end of year	101,134,769	101,077,040
Retained Earnings [Member]
Statement [Line Items]
Members equity -beginning of year	(101,411,420)	(98,877,238)
Conversion of common stock to preferred stock (in Shares)
Net loss	(82,224)	(2,534,182)
Members deficit -end of year	(101,493,644)	(101,411,420)
Total [Member]
Statement [Line Items]
Members equity -beginning of year	(32,298)	(26,220)
Conversion of preferred stock to common stock
Conversion of common stock to preferred stock
Conversion of common stock to preferred stock (in Shares)
Issuance of preferred stock in connection with the satisfaction of related party debt		10,000
Stock-based compensation		2,469,659
Forgiveness of related party debt in connection with the change of control		48,445
Net loss	(82,224)	(2,534,182)
Members deficit -end of year	$ (114,522)	$ (32,298)